Dividends	12 Months Ended
Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
Dividends

Note 18 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2015, 2014 and 2013:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

July 29, 2015	$0.170	September 30, 2015	$25,697	October 16, 2015
April 29, 2015	$0.170	June 30, 2015	$26,127	July 17, 2015
January 27, 2015	$0.170	March 31, 2015	$26,286	April 16, 2015
November 4, 2014	$0.155	December 31, 2014	$24,086	January 16, 2015

July 29, 2014	$0.155	September 30, 2014	$24,291	October 17, 2014
April 30, 2014	$0.155	June 30, 2014	$24,576	July 18, 2014
January 29, 2014	$0.155	March 31, 2014	$24,799	April 17, 2014
November 5, 2013	$0.130	December 31, 2013	$20,752	January 17, 2014

July 31, 2013	$0.130	September 30, 2013	$20,812	October 18, 2013
April 30, 2013	$0.130	June 28, 2013	$20,929	July 19, 2013
January 30, 2013	$0.130	March 28, 2013	$20,927	April 19, 2013
November 6, 2012	$0.130	December 31, 2012	$21,032	January 18, 2013

The amount payable as a result of the July 29, 2015 declaration was included in accrued expenses and other current liabilities as of September 30, 2015.

On November 10, 2015, the Company’s Board of Directors approved the next quarterly dividend payment, at the rate of $0.170 per share, and set December 31, 2015 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 15, 2016.

On November 10, 2015, the Company’s Board of Directors also approved, subject to shareholder approval at the February 2016 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.195 per share, anticipated to be paid in April 2016.